JPMorgan Short-Intermediate Municipal Bond Fund Shareholder Fees - A C I Shares [Member] - JPMorgan Short-Intermediate Municipal Bond Fund	Feb. 28, 2025
Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	2.25%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[1]
Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%
Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%

[1]	For purchases under $250,000.